Horizons ETF Trust

(the “Trust”)

Horizons China High Dividend Yield ETF

Horizons Korea KOSPI 200 ETF

(each, a “Fund,” and together, the “Funds”)

Supplement dated February 29, 2016 to the Prospectus dated November 27, 2015

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s Prospectus dated November 27, 2015.

Effective immediately, Alex Chu and Derek Leung are no longer Portfolio Managers of the Funds and have been replaced by Jacky Leung, CFA, and Jin Kim. Therefore, the following updates are made to the Funds’ Prospectus:

The “Portfolio Manager” section on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

Byung Ha Kim, Co-Chief Investment Officer, Jacky Leung, CFA, an ETF Manager, and Jin Kim, Portfolio Manager, each of Mirae Asset Global Investments (Hong Kong) Ltd., Sub-Adviser to the Fund, have served as Portfolio Managers of the Fund since its inception.

The “Portfolio Manager” section on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

Byung Ha Kim, Co-Chief Investment Officer, of Mirae Asset Global Investments (Hong Kong) Ltd., Sub-Adviser to the Fund, has served as a Portfolio Manager of the Fund since October 2015. Jacky Leung, CFA, an ETF Manager, of the Sub-Adviser, has served as a Portfolio Manager of the Fund since January 2016. Jin Kim, Portfolio Manager, of the Sub Adviser, has served as a Portfolio Manager of the Fund since February 2016.

The “Horizons China High Dividend Yield ETF and Horizons Korea KOSPI 200 ETF” subsection under the “Portfolio Managers” section on page 35 of the Prospectus is deleted in its entirety and replaced with the following:

Byung Ha Kim, Co-Chief Investment Officer (“Co-CIO”), Jacky Leung, CFA, an ETF Manager, and Jin Kim, a Portfolio Manager, each of the Sub-Adviser, are responsible for the day-to-day management of the China High Dividend Yield ETF and Korea KOSPI 200 ETF. Mr. B. Kim began his employment with the Sub-Adviser in 2005 as a Senior Portfolio Manager and became Co-CIO in July 2013. Mr. Leung has been with the Sub-Adviser since 2015. Prior to his employment with the Sub-Adviser, he served as Assistant Vice President at FactSet Research Systems from 2013 to 2015. Mr. J. Kim has been with Mirae Asset Global Investments, an affiliate of the Sub-Adviser, since 2010. Prior to his employment with Mirae Asset Global Investments, he served as a Quantity Equity Analyst with Korea Investment & Securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Horizons ETF Trust

(the “Trust”)

Horizons China High Dividend Yield ETF

Horizons Korea KOSPI 200 ETF

(each, a “Fund,” and together, the “Funds”)

Supplement dated February 29, 2016 to the Statement of Additional Information (“SAI”) dated

November 27, 2015

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s SAI dated November 27, 2015.

Effective immediately, Alex Chu and Derek Leung are no longer Portfolio Managers of the Funds and have been replaced by Jacky Leung, CFA, and Jin Kim. Therefore, the following update is made to the Funds’ SAI:

Information regarding the Horizons China High Dividend Yield ETF and Horizons Korea KOSPI 200 ETF in the “Portfolio Managers” section beginning on page 35 of the SAI is deleted and replaced with the following:

THE PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Shares they own and how they are compensated.

COMPENSATION

Byung Ha Kim, Jacky Leung, CFA, and Jin Kim, each of the Sub-Adviser, serve as the Portfolio Managers of the Horizons China High Dividend Yield ETF and Horizons Korea KOSPI 200 ETF (collectively, the “Portfolio Managers”). The Portfolio Managers and all other staff receive a base salary and a discretionary bonus tied to the overall profitability of the company and their performance.

SHARES OWNED BY PORTFOLIO MANAGER

The table below reflects the dollar range of Shares beneficially owned in the Funds by the Portfolio Managers.

Dollar Range of Shares Owned in the Funds[1]
Portfolio Manager	Horizons Korea KOSPI 200 ETF
Byung Ha Kim[2]	None
Jacky Leung[2]	None
Jin Kim[2]	None

1 The Horizons China High Dividend Yield ETF and Horizons Canada S&P/TSX 60 ETF were not in operation as of the date of this Supplement.

2 The information is provided as of February 24, 2016.

OTHER ACCOUNTS

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Byung Ha Kim[1]	0	$0	21	$964.59	1	$6.71
Jacky Leung[1]	0	$0	11	$148.0	1	$6.71
Jin Kim[1]	0	$0	11	$148.0	1	$6.71

1 The information provided is as of February 24, 2016. The portfolio managers did not manage any accounts or assets that charge performance-based fees as of that date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE